SUBORDINATED DEBT SECURITIES - Summary of Repurchases of Own Subordinated Debt Securities (Detail) - ARS ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Nominal value		$ 2,000
Repurchased subordinated liabilities		$ 4,382,966
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of detailed information about borrowings [line items]
Class No.	II	II
Nominal value		$ 2,000
Repurchased subordinated liabilities		$ 4,382,966